Equity Capital Structure, Preferred Shares (Details) - USD ($)			2 Months Ended	12 Months Ended			21 Months Ended
	Oct. 17, 2019	Sep. 22, 2017	Sep. 09, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jun. 21, 2021	May 28, 2021
Preferred Shares [Abstract]
Common shares, par value (in dollars per share)		$ 0.001		$ 0.001	$ 0.001			$ 0.001
Preferred shares, par value (in dollars per share)				$ 0.001	$ 0.001
Series A Preferred Shares [Member]
Preferred Shares [Abstract]
Number of shares issued in share exchange transaction (in shares)		480,000
Dividend rate		9.75%		9.75%	9.75%
Preferred shares, par value (in dollars per share)		$ 0.001
Fair value of preferred stock		$ 2,740,000
Series B Preferred Shares [Member]
Preferred Shares [Abstract]
Number of shares issued in share exchange transaction (in shares)		12,000
Preferred shares, par value (in dollars per share)		$ 0.001
Fair value of preferred stock		$ 0
Common Shares [Member]
Preferred Shares [Abstract]
Number of shares issued in share exchange transaction (in shares)	30,000	240,000	61,811	4,654,240		61,811	0